STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) - Common Stock [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Issuance Of Common Stock And Warrants In February And June 2013			$ 5.00
Issuance Of Common Stock And Warrants In April And May 2013			$ 12.50
Issuance Of Common Stock And Warrants In February	$ 0.18	$ 2.75